Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders Equity (Deficit) - Stock-Based Compensation Expense (Q2) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs, stock options	$ 73
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs, stock options		$ 91
Unrecognized cost, recognition period	2 years	3 years
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs, stock options		$ 600
Unrecognized cost, recognition period	3 years	2 years
Unrecognized compensation costs	$ 1,100